Filed with the Securities and Exchange Commission on December 19, 2025
REGISTRATION NO. 333-131035
INVESTMENT COMPANY ACT NO. 811-07975

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 61 (File No. 333-131035)
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 189 (File No. 811-07975)

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973)802-7333
(Address and telephone number of Depositor’s principal executive offices)

WILLIAM J. EVERS, ESQ.
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(Name, address and telephone number of agent for service)

COPIES TO:
ELIZABETH L. GIOIA
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 402-1624

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate box)

□	immediately upon filing pursuant to paragraph (b) of Rule 485
⊠	on December 31, 2025 pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(i) of Rule 485
□	on ____________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 61 to Registration Statement No. 333-131035 for the purpose of including in the Registration Statement a Prospectus supplement. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information included in Part A and Part B, respectively, of Post-Effective Amendment No. 60 filed on April 10, 2025.

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated December 31, 2025
to Prospectuses and Updating Summary Prospectuses dated May 1, 2025
This Supplement should be read in conjunction with the current Prospectus and Updating Summary Prospectus ("Prospectus(es)") for your Annuity and should be retained for future reference.  This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own.  Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.  If you would like another copy of the current Annuity or Portfolio Prospectus, please call us at 1-888-PRU-2888.
This Supplement describes changes to the variable investment options available in your Annuity.
AST Bond Portfolio 2025
Effective on or about December 31, 2025, the AST Bond Portfolio 2025 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2025 will be deleted from the Prospectus.
AST Portfolio Addition
Effective on or about January 2, 2026, the AST Bond Portfolio 2037 (the “Portfolio”) will be added to your Annuity as a variable investment option.  Please note, however, that this variable investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing.  This Portfolio is available only with certain optional living benefits.
In conjunction with the changes described above, the table captioned “Portfolios Available Under the Annuity” in the “Appendix A” section of the Prospectus will be revised to add the following information:

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1-Year	5-Year	10-Year
Fixed Income	AST Bond Portfolio 2037*, ‡, 1, 2 PGIM Fixed Income PGIM Limited	0.96%	N/A	N/A	N/A
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST).  AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.
1 These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)
a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;
(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)
a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.

The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
2 Please note that you may not allocate Purchase Payments to the AST Investment Grade Bond Portfolio or the target date bond Portfolios (e.g., AST Bond Portfolio 2026).
* This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
‡ Please see additional information below regarding certain portfolios.
AST Bond Portfolio 2037 The Portfolio will commence operations on or about January 2, 2026.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

GENPRODSUP4

PART C
OTHER INFORMATION

ITEM 27. EXHIBITS:

(a)

Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b)	Not Applicable.
(c)(1)

Specimen Selected Broker Agreement used by PAD. Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(2)

Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. “PAD” (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(d)(1)

The Prudential Premier Variable Annuity B and L Series individual annuity contract (including schedule pages for each B Series). Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(2)

The Prudential Premier Variable Annuity B, L, and X Series individual annuity contract (including schedule pages for L and X Series). Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(3)

Enhanced Dollar Cost Averaging Rider. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(4)

Enhanced Dollar Cost Averaging Rider. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(5)

Guaranteed Minimum Income Benefit Rider. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(6)

Guaranteed Minimum Income Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(7)

Highest Anniversary Value Death Benefit Rider. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(8)

Highest Anniversary Value Death Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(9)	Longevity Credit Rider. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(10)

Guaranteed Minimum Payments Benefit Rider. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(11)

Guaranteed Minimum Payments Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(12)

403(b) Annuity Endorsement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(13)

Individual Retirement Annuity Endorsement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(14)

Roth Individual Retirement Annuity Endorsement. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(15)

Highest Daily lifetime Five Benefit Rider (Enhanced). Incorporated by reference to Post-Effective Amendment No. 5, Form N-4, Registration No. 333-131035, filed August 3, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(16)

Highest Daily Lifetime Seven Benefit Rider. Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(17)

Rider for Highest Daily Lifetime Seven with Beneficiary Income Option. Incorporated by reference to Post-Effective Amendment No. 15, Form N-4, Registration No. 333-131035, filed October 31, 2008 on behalf of Pruco Life of New Jersey flexible Premium Variable Annuity Account.

(18)

Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary Income Option. Incorporated by reference to Post-Effective Amendment No. 15, Form N-4, Registration No. 333-131035, filed October 31, 2008 on behalf of Pruco Life of New Jersey flexible Premium Variable Annuity Account.

(19)

Highest Daily Lifetime Seven Benefit Schedule Supplement (P-SCH-HD7-(1/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(20)

Highest Daily Lifetime Five Benefit Schedule Supplement (P-SCH-HDLT-(1/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(21)

Beneficiary Annuity Endorsement (P-END-BENE(2/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(22)

Beneficiary Individual Retirement Annuity Endorsement (P-END-IRABEN(2/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(23)

Beneficiary Roth Individual Retirement Annuity Endorsement (P-END-ROTHBEN(2/09)NY). Incorporated by reference to Post- Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(24)

Highest Daily Lifetime 7 Plus Benefit Rider (P-RID-HD7-(2/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(25)

Highest Daily Lifetime 7 Plus Schedule Supplement (P-SCH-HD7-(2/09)NY). Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(26)

Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-8/09)NY). Incorporated by reference to Post-Effective Amendment No. 22 to Form N-4, Registration 333-131035, filed on June 1, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(27)

Highest Daily Lifetime 6 Plus schedule (P-SCH-HD6-8/09)NY). Incorporated by reference to Post-Effective Amendment No. 22 to Form N-4, Registration 333-131035, filed on June 1, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(28)

Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-9/09)NY). Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration 333-131035, filed on July 30, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(29)

Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-9/09)NY). Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration 333-131035, filed on July 30, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(30)

Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09)NY). Incorporated by reference to Post-Effective Amendment No. 24 to Form N-4 Registration 333-131035, filed on August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(31)

Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09)NY). Incorporated by reference to Post-Effective Amendment No. 24 to Form N-4 Registration 333-131035, filed on August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(32)

Highest Daily GRO CAP Benefit SCHEDULE (P-SCH-HDGROCAP-11/09)NY). Incorporated by reference to Post-Effective Amendment No. 24 to Form N-4 Registration 333-131035, filed on August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(33)

Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(8/10)NY). Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration 333-131035, filed on July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(34)

Highest Daily GRO Benefit Schedule Supplement (P-SCH-HDGROCAP(8/10)NY). Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration 333-131035, filed on July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(35)

Amendatory for Endorsement. Incorporated by reference to Post-Effective Amendment No.36 to Registration No. 333-131035 filed April 15, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(e)(1)

Application form for the Contract. Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-131035, filed April 14, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(2)

Election form for Lifetime Five and Spousal Lifetime Five. Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-131035, filed April 14, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(f)(1)

Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(2)

By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(3)

Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, Registration No. 333-18053 filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(g)(1)

Coinsurance Agreement for LT5WB. Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(2)

Coinsurance Agreement for SLT5WB. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration 333-131035, filed on April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(3)

Amendment 1 to Coinsurance Agreement for SLT5WB. Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration 333-131035, filed on April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(h)(1)	Copy of Fund Participation Agreement. Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(2)

Copy of Rule 22C-2 Agreement. Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(3)

Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No.36 to Registration No. 333-131035 filed April 15, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(i)	Not Applicable
(j)	Not Applicable
(k)	Opinion of Counsel. Filed via EDGAR with Post-Effective Amendment No. 60 to Registration Statement No. 333-131035, filed April 10, 2025.
(l)(1)	Written Consent of Independent Registered Public Accounting Firm. Filed herewith
(l)(2)

Powers of Attorney: Reshma V. Abraham, Markus Coombs,  Alan M. Finkelstein, Scott E. Gaul, Bradley O. Harris, Salene Hitchcock-Gear and Dylan J. Tyson. Filed via EDGAR with Post-Effective Amendment No. 60 to Registration Statement No. 333-131035, filed April 10, 2025.

(m)	Not Applicable
(n)	Not Applicable
(o)	Not Applicable

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH INSURANCE COMPANY
Reshma V. Abraham 213 Washington Street Newark, New Jersey 07102	Director and Vice President
Markus Coombs 213 Washington Street Newark, New Jersey 07102	Director, Chief Accounting Officer, Chief Financial Officer, and Vice President
Alan M. Finkelstein 751 Broad Street Newark, New Jersey 07102	Director and Treasurer
Scott E. Gaul One Corporate Drive Shelton, Connecticut 06484	Director and Vice President
Bradley O. Harris 213 Washington Street Newark, New Jersey 07102	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102	Director
Daniel T. McNulty 600 Office Center Drive, Apex Office Park Fort Washington, Pennsylvania 19034	Chief Compliance Officer, Variable Life & Variable Annuities Registered Separate Accounts
Matthew Silver 213 Washington Street Newark, New Jersey 07102	Chief Actuary and Senior Vice President
Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484	President & Chief Executive Officer and Director
Amy M. Woltman 751 Broad Street Newark, New Jersey 07102	Chief Legal Officer, Vice President and Secretary

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company (“Pruco Life”)); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”)). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. (“PFI”) are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 13, 2025, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential’s Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential’s Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the “Act”). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 30. INDEMNIFICATION:

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey (“PLNJ”), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ’s By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Qualified Individual Variable Contract Account, The Prudential Individual Variable Contract Account, Prudential’s Annuity Plan Account, Prudential’s Investment Plan Account, and Prudential’s Annuity Plan Account-2. In addition, PAD serves as principal underwriter for variable annuities issued by Fortitude Life Insurance & Annuity Company and its Fortitude Life Insurance & Annuity Company Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Suzanne Amari One Corporate Drive Shelton, Connecticut 06484	Director
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103	Senior Vice President and Director
Tracey Carroll One Corporate Drive Shelton, Connecticut 06484	President and Director
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025	Vice President
Markus Coombs 213 Washington Street Newark, New Jersey 07102	Director
Kelly Florio 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer
Scott P. Haggerty One Corporate Drive Shelton, CT 06484	Chairman, Chief Executive Officer and Director
Christina A. Hartnett One Corporate Drive Shelton, Connecticut 06484	Vice President and Chief Operating Officer
Donald Mallavia One Corporate Drive Shelton, Connecticut 06484	Director

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Shane T. McGrath One Corporate Drive Shelton, Connecticut 06484	Chief Compliance Officer and Vice President
Frank Papasavas 655 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Jordan Thomsen 213 Washington Street Newark, New Jersey 07102	Chief Legal Officer and Secretary
Amy M. Woltman 751 Broad Street Newark, New Jersey, 07102	Vice President and Assistant Secretary

(c) Commissions received by PAD during 2024 with respect to all individual annuities issued by Pruco Life of New Jersey.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$75,295,042	$-0-	$-0-	$-0-
*	PAD did not retain any of these commissions.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

Provided in the Registrant’s most recent report on Form N-CEN.

ITEM 33. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 34. FEE REPRESENTATION

Pruco Life of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by  Pruco Life of New Jersey.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and the State of New Jersey on this 19th day of December 2025.

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT REGISTRANT BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY DEPOSITOR
By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY DEPOSITOR
By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Reshma V. Abraham* Reshma V. Abraham	Director and Vice President	December 19, 2025
Markus Coombs* Markus Coombs	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	December 19, 2025
Alan M. Finkelstein* Alan M. Finkelstein	Director and Treasurer	December 19, 2025
Scott E. Gaul* Scott E. Gaul	Director and Vice President	December 19, 2025
Bradley O. Harris* Bradley O. Harris	Director	December 19, 2025
Salene Hitchcock-Gear* Salene Hitchcock-Gear	Director	December 19, 2025
Dylan J. Tyson* Dylan J. Tyson	Director, President and Chief Executive Officer	December 19, 2025

By:	/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
*	Executed by Elizabeth L. Gioia on behalf of those indicated pursuant to Power of Attorney.